Other Accounts Payable (Tables)	12 Months Ended
Dec. 31, 2022
Other Accounts Payable [Abstract]
Schedule of other accounts payable
	December 31, 2022	December 31, 2021

Employees salaries and related liabilities	396	339
Related parties	332	275
Accrued expenses	470	82
Other	19	29
Total	1,217	725